FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule Of Financial Liabilities
	June 30, 2026	December 31, 2025
	Unaudited	Audited

Balance on January 1,	$706	$2,876
Change in fair value of pre-funded warrants	-	(136)
Exercise of pre-funded warrants	-	(389)
Change in fair value of Existing Warrants	(110)	(1,645)
Modification of Existing Warrants	(562)	-
Exercise of Existing Warrants	(34)	-
Initial recognition of New Warrants	2,657	-
Change in fair value of New Warrants	(1,998)	-

	$659	$706